UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7116

Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.7% (2.7% of Total Investments)
$ 4,500	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB+	$ 4,402,260
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 4.1% (2.8% of Total Investments)
500	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB–	402,720
500	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	11/15 at 100.00	B+	386,930
	5.750%, 11/01/30
335	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	10/21 at 100.00	BBB–	363,877
	Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	2,007,920
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,651,275
4,835	Total Education and Civic Organizations			4,812,722
	Health Care – 18.7% (12.9% of Total Investments)
1,500	Grand Traverse County Hospital Financal Authority, Michigan, Revenue Bonds, Munson Healthcare,	7/21 at 100.00	AA–	1,602,060
	Refunding Series 2011A, 5.000%, 7/01/29
630	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance	6/20 at 100.00	AA–	674,327
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
2,000	5.000%, 1/15/31	1/22 at 100.00	AA	2,223,360
750	5.000%, 1/15/42	1/22 at 100.00	AA	809,070
1,000	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012,	11/22 at 100.00	A	1,066,470
	5.000%, 11/01/42
4,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	4,351,480
	5.000%, 12/01/39
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	3,019,573
	Refunding Series 2009, 5.750%, 11/15/39
1,350	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AA–	1,508,544
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
2,435	5.000%, 5/15/26	5/15 at 100.00	Baa3	2,454,894
200	5.000%, 5/15/34	5/15 at 100.00	Baa3	196,078
3,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	3,942,645
	Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	320,085
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
20,340	Total Health Care			22,168,586
	Housing/Multifamily – 6.1% (4.2% of Total Investments)
820	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/14 at 100.00	Aaa	837,212
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
1,130	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	10/12 at 100.00	AA–	1,132,509
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,500	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	10/12 at 100.00	Aaa	1,504,425
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
1,260	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A,	11/14 at 101.00	AA	1,291,336
	3.375%, 11/01/16 (Alternative Minimum Tax)
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA	825,184
	4/01/31 – AGM Insured (Alternative Minimum Tax)
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	27,007
	5.700%, 10/01/39
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
130	6.600%, 6/01/13	12/12 at 100.00	AA+	130,610
1,500	6.600%, 6/01/22	12/12 at 100.00	AA+	1,504,095
7,165	Total Housing/Multifamily			7,252,378
	Housing/Single Family – 0.9% (0.6% of Total Investments)
945	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	1,013,475
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
	Tax Obligation/General – 49.5% (34.2% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	Aa2	1,562,910
	Series 2003, 5.000%, 5/01/21
345	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa2	409,167
	Refunding Series 2012, 5.000%, 5/01/29
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,089,270
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	105,954
	5.000%, 5/01/37 – AGM Insured
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	2,380,658
	Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	1,669,622
	Bonds, Tender Option Bond Trust 2008-1096, 7.812%, 5/01/32 – NPFG Insured (IF)
1,050	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building	5/21 at 100.00	AA–	1,192,832
	& Site, Series 2011B, 5.500%, 5/01/36
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,247,333
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	936,315
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building
	Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	8/12 at 100.00	BBB+	772,102
6,990	5.250%, 2/01/27 – FGIC Insured	8/12 at 100.00	BBB+	7,000,625
860	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	957,292
	9/01/24 – NPFG Insured
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,755,188
	5.125%, 5/01/32 – NPFG Insured
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	Aa2	1,395,825
	AGM Insured
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa2	1,060,880
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	916,502
	5.000%, 5/01/37 – AGM Insured
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	456,633
	5.000%, 5/01/30 – SYNCORA GTY Insured
340	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	382,639
	5.000%, 6/01/20
2,500	Michigan State, General Obligation Bonds, Environmental Program, Refunidng Series 2011A,	12/21 at 100.00	Aa2	3,057,075
	5.000%, 12/01/22
800	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A,
	5.500%, 11/01/25	5/19 at 100.00	Aa2	941,712
2,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	2,614,028
	Series 2007, 5.000%, 5/01/36 – AGM Insured
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%,	8/17 at 100.00	Aaa	3,802,015
	8/01/30 – NPFG Insured (UB)
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	Aa2	1,142,845
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured
805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	907,267
	Bond Trust 2836, 10.888%, 5/01/15 – AGM Insured (IF)
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	Aa2	1,085,990
	5/01/27 – AGM Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	1,084,240
	5/01/33 – AGM Insured
125	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA–	142,766
	2009, 5.125%, 12/01/33 – AGC Insured
1,100	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	1,175,185
	2007, 5.000%, 5/01/32 – NPFG Insured
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	1,618,845
	5/01/34 – AGM Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
800	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa2	872,312
1,350	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	1,443,569
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA	2,911,391
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
1,680	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	BBB+	1,912,075
	6.750%, 11/01/39
	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,
	Detroit Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/12 at 100.00	BBB+	1,518,030
4,435	5.000%, 12/01/30 – NPFG Insured	12/12 at 100.00	BBB+	4,446,620
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding	5/21 at 100.00	AA–	1,561,007
	Series 2011, 4.500%, 5/01/31 – AGM Insured
54,386	Total Tax Obligation/General			58,528,719
	Tax Obligation/Limited – 12.4% (8.5% of Total Investments)
915	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	992,830
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,746,160
	10/15/30 – AMBAC Insured
2,880	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 5.000%, 10/15/36 –	10/16 at 100.00	Aa3	3,035,088
	FGIC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,274,800
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	2,616,301
450	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/15/36	11/21 at 100.00	AA+	513,855
450	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB+	463,752
	Notes,Series 2009A-1, 5.000%, 10/01/39
13,775	Total Tax Obligation/Limited			14,642,786
	Transportation – 2.1% (1.5% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	246,650
	2007, 5.000%, 1/01/32
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	2,252,060
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
2,230	Total Transportation			2,498,710
	U.S. Guaranteed – 15.8% (10.9% of Total Investments) (4)
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	Aa2 (4)	2,602,875
	5.000%, 5/01/23 (Pre-refunded 5/01/13) – FGIC Insured
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	1,037,958
	7/01/30 (Pre-refunded 7/01/15) – NPFG Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2 (4)	2,133,820
	5.000%, 5/01/22 (Pre-refunded 11/01/13)
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004:
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	544,555
500	5.000%, 5/01/22 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	544,555
3,050	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	AA+ (4)	3,188,623
	Series 2002A, 5.750%, 4/01/32 (Pre-refunded 4/01/13)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,560,930
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
675	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	8/12 at 100.00	N/R (4)	691,018
	Hospital, Series 1993A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health
	Credit Group, Series 2002C:
85	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa2 (4)	87,207
915	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	938,671
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	480,675
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	169,650
2,000	Michigan State, General Obligation Bonds, Environmental Protection Program, Series 2003A,	5/13 at 100.00	Aa2 (4)	2,092,159
	5.250%, 5/01/21 (Pre-refunded 5/01/13)
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	Aa2 (4)	1,089,509
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,559,362
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
17,640	Total U.S. Guaranteed			18,721,567
	Utilities – 11.9% (8.2% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	AA–	137,381
2,500	5.000%, 7/01/32	7/18 at 100.00	AA–	2,707,375
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond
	Trust 4700:
360	17.744%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	539,309
700	17.590%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,048,656
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–	2,023,877
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–	2,272,182
1,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	1,336,869
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	BBB+	3,015,209
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 100.00	Ba1	993,791
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
12,605	Total Utilities			14,074,649
	Water and Sewer – 19.6% (13.5% of Total Investments)
3,600	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series	7/16 at 100.00	AA–	3,652,236
	2006A, 5.000%, 7/01/34 – AGM Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	1,106,830
	7/01/30 – NPFG Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	1,688,340
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	1,161,586
	7/01/17 – AGM Insured
1,945	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	2,005,139
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,414,003
	NPFG Insured
390	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	419,936
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA	467,679
	AGC Insured
285	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	336,006
	5.000%, 10/01/32
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,161,960
	5.000%, 10/01/24
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	Aa3	8,842,763
	NPFG Insured
500	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.625%, 10/01/40	10/21 at 100.00	A	548,239
350	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	387,635
	NPFG Insured
21,775	Total Water and Sewer			23,192,352
$ 160,196	Total Investments (cost $160,001,349) – 144.8%			171,308,204
	Floating Rate Obligations – (2.0)%			(2,330,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (45.6)% (6)			(53,900,000)
	Other Assets Less Liabilities – 2.8%			3,202,308
	Net Assets Applicable to Common Shares – 100%			$ 118,280,512

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$171,308,204	$—	$171,308,204

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $157,812,709.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$11,363,337
Depreciation	(198,055)
Net unrealized appreciation (depreciation) of investments	$11,165,382

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012